ISSUED DEBT INSTRUMENTS AND OTHER FINANCIAL LIABILITIES (Details 11) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current portion:
Non-current portion subtotal	$ 29,205	$ 81,528
Current portion:
Amounts due to credit card operators	173,271	151,620
Acceptance of letters of credit	2,780	2,069
Other long-term financial obligations, short-term portion	36,774	4,799
Current portion subtotal	212,825	158,488
Total other financial liabilities	242,030	240,016
Due after 1 year but within 2 years [Member]
Non-current portion:
Non-current portion subtotal	23,401	33,777
Due after 2 years but within 3 years [Member]
Non-current portion:
Non-current portion subtotal	4,181	24,863
Due after 3 years but within 4 years [Member]
Non-current portion:
Non-current portion subtotal	194	5,794
Due after 4 years but within 5 years [Member]
Non-current portion:
Non-current portion subtotal	210	1,973
Due after 5 years [Member]
Non-current portion:
Non-current portion subtotal	$ 1,219	$ 15,121